FT Confluence BDC & Specialty Finance Income ETF Annual Fund Operating Expenses - FT Confluence BDC & Specialty Finance Income ETF - FT Confluence BDC & Specialty Finance Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	11.49%
Expenses (as a percentage of Assets)	12.44%	[1]

[1]	"Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect current fees.